Selected operating expenses and additional information	12 Months Ended
Dec. 31, 2012
Selected operating expenses and additional information [Abstract]
Selected operating expenses and additional information

22. Selected operating expenses and additional information

Personnel expenses for all payroll employees were:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Wages and salaries	711,039	648,869	551,683
Social security expenses	58,180	52,550	42,468
Pension and retirement expenses	50,298	45,947	40,593
Share-based payments	18,714	12,430	12,109

Personnel expenses	838,231	759,796	646,853

The average number of payroll employees in FTEs employed during 2012, 2011 and 2010 was 8,140, 7,627 and 6,785 respectively. The total number of payroll and temporary personnel employed in FTEs per sector was:

As of December 31	2012	2011	2010

Customer Support	2,538	2,478	2,236
SG&A	869	723	727
Industrial Engineering	637	420	398
Manufacturing & Logistics	2,856	2,852	2,659
R&D	3,736	3,417	3,225
Total employees (in FTEs)	10,636	9,890	9,245

Less: Temporary employees (in FTEs)	2,139	1,935	2,061

Payroll employees (in FTEs)	8,497	7,955	7,184

The average number of payroll employees in FTEs in our operations in the Netherlands during 2012, 2011 and 2010 was 4,620, 4,313 and 3,805 respectively.